INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes

Reconciliations of the provision (benefit) for income taxes to the amount compiled by applying the statutory federal income tax rate to profit (loss) before income taxes is as follows for each of the fiscal years ended September 30:

	2016	2015
Federal income tax (benefit) at statutory rates	(34.0)%	(34.0)%
Stock-based compensation	(1.35)%	(0.4)%
Extinguishment of debt	-%	-%
Change in valuation allowance	(79.92)%	(16)%
True-ups and other adjustments	(47.26)%	(7.62)%
State tax benefit	(0.02)%	(5.98)%

Schedule of deferred taxes

Temporary differences between the financial statement carrying amounts and bases of assets and liabilities that give rise to significant portions of deferred taxes relate to the following at September 30, 2016 and 2015:

	2016	2015
Deferred income tax assets:
Net operating loss carryforward	$17,492,350	$13,718,300
Deferred interest, consulting and compensation liabilities	3,974,100	3,596,900
Amortization	-	-
Deferred income tax assets – other	5,486	5,600
	21,471,936	17,320,800
Deferred income tax liabilities—other	-	-
Deferred income tax asset—net before valuation allowance	21,471,936	17,320,800
Valuation allowance	(21,471,936)	(17,320,800)
Deferred income tax asset—net	$-	$-